                             NATIONWIDE MUTUAL FUNDS
                     Nationwide Mid Cap Growth Leaders Fund
                             Nationwide Leaders Fund
                        Nationwide Small Cap Leaders Fund
                       Nationwide U.S. Growth Leaders Fund
                        Nationwide Worldwide Leaders Fund

                       Supplement Dated November 28, 2007
       to the Prospectus dated February 28, 2007 (as revised May 1, 2007)

Terms used in this  Supplement  have the same  meanings  assigned to them in the
Prospectus.

On November 9, 2007,  the Board of Trustees (the  "Board") of Nationwide  Mutual
Funds (the "Trust") unanimously approved an Agreement and Plan of Reorganization between the Trust,  on behalf of each of the  Nationwide  Mid Cap Growth Leaders
Fund,  Nationwide  Leaders Fund,  Nationwide Small Cap Leaders Fund,  Nationwide
U.S. Growth Leaders Fund, and Nationwide  Worldwide  Leaders Fund (each a "Fund"
and  collectively,  the "Funds"),  and the Aberdeen Funds, a Delaware  statutory trust, whereby each Fund would be reorganized into a newly-created Aberdeen Fund with a similar investment objective and policies. It is anticipated by the Board that (1) Aberdeen Asset Management Inc.  ("Aberdeen")  would serve as investment adviser to each such new  Aberdeen  Fund;  (2)  Gartmore  Global  Partners,  the
current sub-adviser to the Nationwide  Worldwide Leaders Fund, would continue to serve as sub-adviser  to the  corresponding  new Aberdeen Fund; (3)  NorthPointe
Capital,  LLC, the current  sub-adviser  to the growth sleeve of the  Nationwide
Small Cap Leaders Fund,  would  continue to serve as sub-adviser to that portion of the  corresponding  new Aberdeen Fund; and (4) Nationwide  Separate  Accounts
LLC, the current  sub-adviser  to the  Nationwide  Mid Cap Growth  Leaders Fund, would continue to serve as sub-adviser to the  corresponding  new Aberdeen Fund.
Currently,  Aberdeen  serves as  sub-adviser  to the  Nationwide  Leaders  Fund,
Nationwide U.S. Growth Leaders Fund and the value sleeve of the Nationwide Small
Cap Leaders Fund. Accordingly, it is also anticipated that each Fund's portfolio managers would remain the same. However, as of the date of this Supplement,  the
Board of Trustees of the Aberdeen  Funds has not yet met and the  appointment of
Aberdeen as investment  adviser,  the appointment of Gartmore  Global  Partners,
NorthPointe  Capital LLC, and Nationwide  Separate Accounts LLC as sub-advisers, and the approval of the Agreement and Plan of  Reorganization  remain subject to the approval of the Aberdeen Funds' Board of Trustees.

The Board's decision to reorganize the Funds is subject to shareholder approval.
In  the  near   future,   shareholders   of  the  Funds  will  receive  a  proxy
statement/prospectus that contains more information about the reorganization and each new Aberdeen Fund.

PS-LDRS-5  11/07              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                             NATIONWIDE MUTUAL FUNDS
                       Nationwide China Opportunities Fund
                        Nationwide Emerging Markets Fund
                      Nationwide International Growth Fund

                       Supplement Dated November 28, 2007
       to the Prospectus dated February 28, 2007 (as revised May 1, 2007)

Terms used in this  Supplement  have the same  meanings  assigned to them in the
Prospectus.

On November 9, 2007,  the Board of Trustees (the  "Board") of Nationwide  Mutual
Funds (the "Trust") unanimously approved an Agreement and Plan of Reorganization between the Trust, on behalf of each of the Nationwide China Opportunities Fund,
Nationwide Emerging Markets Fund and Nationwide  International Growth Fund (each a "Fund" and  collectively,  the "Funds"),  and the Aberdeen  Funds,  a Delaware
statutory  trust,  whereby each Fund would be reorganized  into a  newly-created
Aberdeen  Fund  with  a  similar  investment  objective  and  policies.   It  is
anticipated by the Board that Aberdeen Asset Management Inc.  ("Aberdeen") would serve as investment  adviser to each such new Aberdeen Fund, and Gartmore Global
Partners,  the  current  sub-adviser  to the Funds,  would  continue to serve as sub-adviser to each such new Aberdeen Fund. Accordingly,  it is also anticipated that each Fund's portfolio  managers would remain the same.  However,  as of the date of this Supplement, the Board of Trustees of the Aberdeen Funds has not yet
met and the  appointment of Aberdeen as investment  adviser,  the appointment of
Gartmore  Global  Partners as sub-adviser  and the approval of the Agreement and
Plan of  Reorganization  remain  subject to the approval of the Aberdeen  Funds'
Board of Trustees.

The Board's decision to reorganize the Funds is subject to shareholder approval.
In  the  near   future,   shareholders   of  the  Funds  will  receive  a  proxy
statement/prospectus that contains more information about the reorganization and each new Aberdeen Fund.

PS-INT-3  11/07               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                             NATIONWIDE MUTUAL FUNDS
                    Nationwide Global Financial Services Fund
                     Nationwide Global Health Sciences Fund
                    Nationwide Global Natural Resources Fund
              Nationwide Global Technology and Communications Fund
                        Nationwide Global Utilities Fund

                       Supplement Dated November 28, 2007
       to the Prospectus dated February 28, 2007 (as revised May 1, 2007)

Terms used in this  Supplement  have the same  meanings  assigned to them in the
Prospectus.

On November 9, 2007,  the Board of Trustees (the  "Board") of Nationwide  Mutual
Funds (the "Trust") unanimously approved an Agreement and Plan of Reorganization between the Trust, on behalf of each of the Nationwide Global Financial Services
Fund,   Nationwide  Global  Health  Sciences  Fund,  Nationwide  Global  Natural
Resources  Fund,  Nationwide  Global  Technology  and  Communications  Fund  and
Nationwide Global Utilities Fund (each a "Fund" and collectively,  the "Funds"), and the Aberdeen Funds, a Delaware  statutory trust,  whereby each Fund would be reorganized  into  a  newly-created  Aberdeen  Fund  with a  similar  investment objective  and policies.  It is  anticipated  by the Board that  Aberdeen  Asset
Management Inc.  ("Aberdeen") would serve as investment adviser to each such new
Aberdeen  Fund, and Gartmore  Global  Partners,  the current  sub-adviser to the
Nationwide  Global Utilities Fund, would continue to serve as sub-adviser to the new Aberdeen Global Utilities Fund. Currently, Aberdeen serves as sub-adviser to the Nationwide Global Financial Services Fund, Nationwide Global Health Sciences
Fund, Nationwide Global Natural Resources Fund, and Nationwide Global Technology
and Communications  Fund.  Accordingly,  it is also anticipated that each Fund's portfolio  managers  would  remain  the  same.  However,  as of the date of this
Supplement,  the Board of Trustees of the Aberdeen Funds has not yet met and the
appointment  of Aberdeen as  investment  adviser,  the  appointment  of Gartmore
Global  Partners as  sub-adviser  and the approval of the  Agreement and Plan of
Reorganization  remain  subject to the approval of the Aberdeen  Funds' Board of
Trustees.

The Board's decision to reorganize the Funds is subject to shareholder approval.
In  the  near   future,   shareholders   of  the  Funds  will  receive  a  proxy
statement/prospectus that contains more information about the reorganization and each new Aberdeen Fund.

PS-SEC-4  11/07               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                             NATIONWIDE MUTUAL FUNDS
                              Nationwide Bond Fund
                         Nationwide Enhanced Income Fund
                         Nationwide Government Bond Fund
                          Nationwide Money Market Fund
                       Nationwide Short Duration Bond Fund
                         Nationwide Tax-Free Income Fund

                       Supplement Dated November 28, 2007
       to the Prospectus dated February 28, 2007 (as revised May 1, 2007)

Terms used in this  Supplement  have the same  meanings  assigned to them in the
Prospectuses.

On November 9, 2007,  the Board of Trustees (the  "Board") of Nationwide  Mutual
Funds (the "Trust") unanimously approved an Agreement and Plan of Reorganization between  the  Trust,  on  behalf of the  Nationwide  Tax-Free  Income  Fund (the
"Fund"),  and the Aberdeen Funds, a Delaware  statutory trust,  whereby the Fund would  be  reorganized  into  a  newly-created  Aberdeen  Fund  with  a  similar investment objective and policies.  It is anticipated by the Board that Aberdeen
Asset Management Inc.  ("Aberdeen") would serve as investment adviser to the new
Aberdeen Fund. However, as of the date of this Supplement, the Board of Trustees of the  Aberdeen  Funds  has not yet met and  the  appointment  of  Aberdeen  as investment  adviser and the approval of the Agreement and Plan of Reorganization remain subject to the approval of the Aberdeen Funds' Board of Trustees.

The Board's decision to reorganize the Fund is subject to shareholder  approval.
In  the  near   future,   shareholders   of  the  Fund  will   receive  a  proxy
statement/prospectus that contains more information about the reorganization and the new Aberdeen Fund.

PS-CFX-3  11/07               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                             NATIONWIDE MUTUAL FUNDS
                       Nationwide Hedged Core Equity Fund
                         Nationwide Market Neutral Fund
                 Nationwide U.S. Growth Leaders Long-Short Fund

                       Supplement Dated November 28, 2007
       to the Prospectus dated February 28, 2007 (as revised May 1, 2007)

Terms used in this  Supplement  have the same  meanings  assigned to them in the
Prospectus.

On November 9, 2007,  the Board of Trustees (the  "Board") of Nationwide  Mutual
Funds (the "Trust") unanimously approved an Agreement and Plan of Reorganization between the Trust, on behalf of each of the Nationwide  Hedged Core Equity Fund,
Nationwide  Market Neutral Fund and Nationwide  U.S.  Growth Leaders  Long-Short
Fund (each a "Fund" and  collectively,  the "Funds"),  and the Aberdeen Funds, a
Delaware  statutory  trust,  whereby  each  Fund  would  be  reorganized  into a newly-created Aberdeen Fund with a similar investment objective and policies. It is  anticipated by the Board that Aberdeen Asset  Management  Inc.  ("Aberdeen")
would serve as  investment  adviser to each such new Aberdeen  Fund.  Currently,
Aberdeen serves as sub-adviser to the Funds. Accordingly, it is also anticipated that each Fund's portfolio  managers would remain the same.  However,  as of the date of this Supplement, the Board of Trustees of the Aberdeen Funds has not yet
met and the  appointment  of Aberdeen as investment  adviser and the approval of the Agreement and Plan of  Reorganization  remain subject to the approval of the
Aberdeen Funds' Board of Trustees.

The Board's decision to reorganize the Funds is subject to shareholder approval.
In  the  near   future,   shareholders   of  the  Funds  will  receive  a  proxy
statement/prospectus that contains more information about the reorganization and each new Aberdeen Fund.

PS-CNCPT-3  11/07           PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                             NATIONWIDE MUTUAL FUNDS
                 Nationwide Optimal Allocations Fund: Defensive
                  Nationwide Optimal Allocations Fund: Moderate
              Nationwide Optimal Allocations Fund: Moderate Growth
                   Nationwide Optimal Allocations Fund: Growth
                 Nationwide Optimal Allocations Fund: Specialty

                       Supplement Dated November 28, 2007
       to the Prospectus dated February 28, 2007 (as revised May 1, 2007)

Terms used in this  Supplement  have the same  meanings  assigned to them in the
Prospectus.

On November 9, 2007,  the Board of Trustees (the  "Board") of Nationwide  Mutual
Funds (the "Trust") unanimously approved an Agreement and Plan of Reorganization between the Trust, on behalf of each of the Nationwide Optimal Allocations Funds identified  above (the  "Optimal  Funds"),  and the Aberdeen  Funds,  a Delaware
statutory  trust,  whereby  each  Optimal  Fund  would  be  reorganized  into  a newly-created Aberdeen Fund with a similar investment objective and policies. It is  anticipated by the Board that Aberdeen Asset  Management  Inc.  ("Aberdeen")
would serve as  investment  adviser to each such new Aberdeen  Fund.  Currently,
Aberdeen serves as sub-adviser to each of the Optimal Funds. Accordingly,  it is also  anticipated  that each Optimal Fund's  portfolio  manager would remain the same. However,  as of the date of this Supplement,  the Board of Trustees of the
Aberdeen  Funds has not yet met and the  appointment  of Aberdeen as  investment adviser and the  approval of the  Agreement  and Plan of  Reorganization  remain subject to the approval of the Aberdeen Funds' Board of Trustees.

The Board's  decision to reorganize  the Optimal Funds is subject to shareholder approval.  In the near future,  shareholders of the Optimal Funds will receive a
proxy   statement/prospectus   that   contains   more   information   about  the
reorganization and each new Aberdeen Fund.

PS-OPT-3  11/07               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                             NATIONWIDE MUTUAL FUNDS
                            Nationwide Small Cap Fund
                         Nationwide Small Cap Core Fund
                 Nationwide Small Cap Growth Opportunities Fund
                         Nationwide Small Cap Value Fund

                       Supplement Dated November 28, 2007
       to the Prospectus dated February 28, 2007 (as revised May 1, 2007)

Terms used in this  Supplement  have the same  meanings  assigned to them in the
Prospectus.

On November 9, 2007,  the Board of Trustees (the  "Board") of Nationwide  Mutual
Funds (the "Trust") unanimously approved an Agreement and Plan of Reorganization between  the  Trust,  on  behalf  of  each of the  Nationwide  Small  Cap  Fund,
Nationwide Small Cap Core Fund,  Nationwide Small Cap Growth  Opportunities Fund
and  Nationwide  Small Cap  Value  Fund  (each a "Fund"  and  collectively,  the
"Funds"),  and the Aberdeen Funds, a Delaware statutory trust, whereby each Fund would  be  reorganized  into  a  newly-created  Aberdeen  Fund  with  a  similar investment  objective  and  policies.  It is  anticipated  that  Aberdeen  Asset
Management Inc.  ("Aberdeen") would serve as investment adviser to each such new
Aberdeen  Fund.  Currently,   Aberdeen  serves  as  sub-adviser  to  the  Funds.
Accordingly,  it is also anticipated  that each Fund's portfolio  managers would remain  the  same.  However,  as of the date of this  Supplement,  the  Board of
Trustees of the Aberdeen  Funds has not yet met and the  appointment of Aberdeen
as   investment   adviser  and  the  approval  of  the  Agreement  and  Plan  of
Reorganization  remain  subject to the approval of the Aberdeen  Funds' Board of
Trustees.

The Board's decision to reorganize the Funds is subject to shareholder approval.
In  the  near   future,   shareholders   of  the  Funds  will  receive  a  proxy
statement/prospectus that contains more information about the reorganization and each new Aberdeen Fund.

PS-SC-4  11/07                PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE